Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of accounting

The Corporation’s consolidated financial statements have been prepared in accordance with IFRS as issued by the IASB and have been approved and authorized for issuance by the Board on February 27, 2020.

The Corporation’s consolidated financial statements have been prepared on an historical cost basis, except derivative financial instruments, financial instruments at fair value through profit or loss as well as financial instruments at fair value through other comprehensive income, each of which are measured at fair value.

On January 1, 2019, the Corporation adopted the provisions in IFRS 16 and International Financial Reporting Interpretations Committee (“IFRIC”) 23, Uncertainty over Income Tax Treatments (“IFRIC 23”). See note 4. Changes to significant accounting policies in relation to these adoptions are detailed below.

Comparative balances

The Corporation made certain reclassifications to the comparative balances in the consolidated financial statements for the year ended December 31, 2019. These reclassifications are outlined below:
Consolidated Statements of Earnings (Loss)
The Corporation reclassified a loss of $7.2 million for the year ended December 31, 2018 related to the foreign currency translation of financial instruments with respect to financing activities, primarily intercompany loans. The loss was previously reported within General and administrative expenses and was reclassified to Net financing charges relating to unrealized foreign exchange loss on financial instruments associated with financing activities.
Consolidated Statements of Cash Flows
The Corporation reclassified a loss of $7.2 million for the year ended December 31, 2018, as described above, which was previously reported within Unrealized loss on foreign exchange to Net financing charges relating to unrealized foreign exchange loss on financial instruments associated with financing activities.
Segmental Information
Certain Corporate cost adjustments, which the Corporation first introduced in the first quarter of 2019, resulted in the reclassification of certain costs between each of the International segment, United Kingdom segment, and Australia segment on the one hand and the Corporate cost center on the other, which impacted Adjusted EBITDA (as defined below) for the applicable comparative periods:

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Reclassification of $2.5 million for the year ended December 31, 2018, resulting in an increase to Adjusted EBITDA for the International segment and a corresponding decrease of the same amount to Adjusted EBITDA for the Corporate cost center.

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Reclassification of $2.1 million for the year ended December 31, 2018, resulting in an increase to Adjusted EBITDA for the United Kingdom segment and a corresponding decrease of the same amount to Adjusted EBITDA for the Corporate cost center.

•
Reclassification of $0.5 million for the year ended December 31, 2018, resulting in an increase to Adjusted EBITDA for the Australia segment and a corresponding decrease of the same amount to Adjusted EBITDA for the Corporate cost center.

Within the reconciliation of Adjusted EBITDA to Net Earnings, there was a reclassification of $7.2 million for the year ended December 31, 2018 previously reported within the financial expenses line of other costs to net financing charges with respect to the foreign currency translation of financial instruments related to financing activities as described above.
Going Concern

The Board had, at the time of approving the consolidated financial statements, a reasonable expectation that the Corporation has adequate resources to continue in operational existence for the foreseeable future. As such, the Corporation continues to adopt the going concern basis of accounting in preparing its consolidated financial statements.

Principles of Consolidation

A subsidiary is an entity controlled by the Corporation. As such, the Corporation is exposed, or has rights, to variable returns from its involvement with such entity and has the ability to affect those returns through its current ability to direct such entity’s relevant activities (i.e., control over the entity).

The existence and effect of substantive voting rights that the Corporation potentially has the practical ability to exercise (i.e., substantive rights) are considered when assessing whether the Corporation controls another entity.

The Corporation’s consolidated financial statements include the accounts of the Corporation and its subsidiaries. Upon consolidation, management eliminated all inter-entity transactions and balances.

Non-controlling interests in subsidiaries are identified separately from the Corporation’s equity therein. Those non-controlling interests that are present ownership interests entitling their holders to a proportionate share of net assets upon liquidation may initially be measured at fair value or at the non-controlling interests’ proportionate share of the fair value of the subsidiary’s identifiable net assets. The choice of measurement is made on an acquisition-by-acquisition basis. Other non-controlling interests are initially measured at fair value. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity. “Total comprehensive income” is attributed to non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Upon the loss of control of a subsidiary, the Corporation’s profit or loss on disposal is calculated as the difference between (i) the fair value of the consideration received and of any investment retained in the former subsidiary and (ii) the previous carrying amount of the assets (including any goodwill) and liabilities of the subsidiary and any non-controlling interests.

Revenue Recognition

Revenue from contracts with customers is recognized when control of the Corporation’s services is transferred to the customer at an amount that reflects the consideration to which the Corporation expects to be entitled in exchange for those services. The Corporation has concluded that it is the principal in its revenue arrangements because it controls the services before transferring them to the customer.

The Corporation has disclosed disaggregated revenue recognized from customers and revenue from other online activities in note 7.

The Company evaluates all contractual arrangements it enters into and evaluates the nature of the promised goods or services and rights and obligations under the arrangement, in determining the nature of its performance obligations. Where such performance obligations are capable of being distinct and are distinct in the context of the contract, the consideration the Corporation expects to be entitled under the arrangement is allocated to each performance obligation based on its relative estimated stand-alone selling prices. Performance obligations that the Corporation concludes are not distinct are combined together into a single combined performance obligation. Revenue is recognized at an amount equal to the transaction price allocated to the specific performance obligation when it is satisfied, either at a point in time or over time, as applicable, based on the pattern of transfer of control.

The Company’s principal arrangements include the following sources of revenue:

Revenue from customers within the scope of IFRS 15, Revenue from Contracts with Customers (“IFRS 15”)

Poker revenue

Poker revenue represents primarily the commission charged at the conclusion of each poker hand in cash games (i.e., rake) and entry fees for participation in poker tournaments, and is net of certain promotional expenses, which are treated as a reduction to the transaction price. In poker tournaments, entry fee revenue is recognized when the tournament has concluded.

Gaming revenue

Gaming revenue primarily represents the difference between the amounts of bets placed by customers less amounts won (i.e., net house win) and is presented net of certain promotional expenses, which are treated as a reduction to the transaction price. Gaming transactions are instantaneously settled and revenue is recognized at a point in time.

Poker and Gaming each consist of a single revenue performance obligation, notwithstanding the impact of customer loyalty programs as noted below. Revenue is recognized at a point in time upon completion of the performance obligation as noted above. Poker and Gaming are each presented as revenue gross of applicable gaming duties, which are presented within cost of revenue.

Conversion margins

Revenue from conversion margins is the revenue earned on the processing of real-money deposits and cash outs in specified currencies. Revenue from customer cross-currency deposits and withdrawals is recognized when the transaction is complete at a point in time. Revenue is recognized with reference to the underlying arrangement and agreement with the players and represents a single performance obligation and is recorded within the applicable line of operations.

Other revenue from customers

Play-money gaming revenue - Customers can participate in online poker tournaments and social casino games using play-money, or virtual currency. Customers can purchase additional play-money chips online to participate in the poker tournaments and social casino games. The revenue is recognized at a point in time when the customer has purchased such chips as control has been transferred to the customer and no further performance obligations exist. Once a customer has purchased such chips they are non-refundable and non-cancellable.

Other - The Corporation sponsors certain live poker tours and events, uses its industry expertise to provide consultancy and support services to the casinos that operate the events, and has marketing arrangements for branded poker rooms at various locations around the world. The Corporation also provides customers with access to odds comparisons, tips and other information to assist with betting, and provides other media and advertising services, and limited content development services with revenue generated by way of affiliate commissions, revenue share arrangements and advertising income as applicable. Revenue is recognized upon satisfying the applicable performance obligations, at a point in time or over time as applicable.

Revenue from customers out of the scope of IFRS 15

Betting revenue

The Corporation’s income generated from Betting product offerings does not fall within the scope of IFRS 15. Income generated from these online transactions is disclosed as revenue although these transactions are accounted for as derivative instruments in accordance with IFRS 9, Financial Instruments (“IFRS 9”) where the income meets the definition of gains or losses, as applicable.

Betting revenue primarily represents the difference between the amounts of bets placed by customers less amounts won (i.e., net house win). Open betting positions are carried at fair value, and gains and losses arising on these positions are recognized in revenue.
Betting is presented as revenue gross of applicable gaming duties, which are presented within cost of revenue.

Customer loyalty programs

The Corporation operates loyalty programs for its customers within each of its reporting segments that reward customers based on a number of factors, including volume of play, player impact on the overall ecosystem, whether the player is a net withdrawing or net depositing player, and product and game selection. For customer loyalty programs operated by the Corporation, applicable revenue received for which loyalty rights earned by our customers are recorded as a contract liability based on the rewards’ allocated amount and are subsequently recognized as revenue in a future period when the rewards are redeemed. Customer loyalty rewards are included in accounts payable and other liabilities on the consolidated statements of financial position.

The estimated selling price of loyalty rewards is determined using an equivalent cash cost approach, which uses historical data of award redemption patterns considering the alternative goods or services for which the rewards can be redeemed. The estimated selling price of rewards is adjusted for an estimate of rewards that will not be redeemed based on historical redemption patterns. Historically non-redeemed loyalty rewards have not been significant.

Other sources of revenue

Income from player funds

A portion of customer deposits is held as current investments. Income generated from current investments and dormant accounts does not fall within the scope of IFRS 15. Income generated from investments is disclosed as revenue despite being accounted for in accordance with IFRS 9 where it meets the definition of gains or losses, as applicable.

Income (loss) from dormant accounts

When a customer deposit account becomes dormant in accordance with Corporation’s terms and conditions, the deposit is removed from customer liabilities and recorded within accounts payable and other liabilities. Income is generated from dormant accounts that are not expected to be re-activated based on historical information and re-activation rates. Losses are recorded on dormant accounts that are re-activated. Income (loss) generated from dormant accounts is disclosed as revenue despite being accounted for in accordance with IFRS 9 where it meets the definition of gains or losses, as applicable.

Cost of Revenue

Cost of revenue includes direct costs associated with revenue generating activities. Such direct costs include gaming duty, processor costs and royalties. Cost of revenue does not include depreciation and amortization.
Financial Instruments

As permitted by IFRS 9, the Corporation continues to apply the hedge accounting requirements of International Accounting Standard (“IAS”) 39, Financial Instruments (“IAS 39”) rather than the new requirements of IFRS 9 and will comply with the annual hedge accounting disclosures as required by IFRS 7, Financial Instruments: Disclosures (“IFRS 7”).

Financial Assets

Recognition and Measurement

At initial recognition, the Corporation measures a financial asset at its fair value plus, in the case of a financial asset not measured at FVTPL (as defined below), transaction costs that are directly attributable to the acquisition of the financial asset. The Corporation classifies financial assets into one of the following measurement categories:

•	Those to be measured subsequently at fair value through profit or loss (“FVTPL”);

•	Those to be measured subsequently through other comprehensive income (“FVOCI”); or

•	Those to be measured at amortized cost.

The classification depends on the Corporation’s business model for managing the financial assets and the contractual terms of the cash flows. Except in very limited circumstances, the classification may not be changed subsequent to initial recognition. The Corporation only reclassifies debt instruments when its business model for managing those assets changes.

Debt instruments

Subsequent measurement of debt instruments depends on the Corporation’s business model for managing the asset and the cash flow characteristics of that asset. There are three measurement categories into which the Corporation classifies its debt instruments:

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Amortized cost: debt instruments are measured at amortized cost if they are held within a business model with the objective of collecting the contractual cash flows and those cash flows solely represent payments of principal and interest. A gain or loss on a debt instrument that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in profit or loss when the debt instrument is derecognized or impaired. Interest income from these debt instruments is recognized using the effective interest rate method. Cash, restricted cash and accounts receivable are classified as amortized cost.

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FVOCI: debt instruments are measured at FVOCI if they are held within a business model with the objective of either collecting the contractual cash flows or of selling the debt instrument, and those cash flows solely represent payments of principal and interest. Movements in the carrying amount are recorded in other comprehensive income, with impairment gains or losses, interest income and foreign exchange gains or losses recognized in profit or loss. When the debt instrument is derecognized, the cumulative gain or loss previously recognized in other comprehensive income is reclassified to profit or loss. Bonds recorded within current investments are classified as FVOCI.

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FVTPL: debt instruments that are not solely payments of principal and interest are classified and measured at FVTPL, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortized cost or at FVOCI, as described above, debt instruments may be designated at FVTPL on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch. A gain or loss on a debt instrument that is subsequently measured at FVTPL and is not part of a hedging relationship is recognized in profit or loss and presented in the consolidated statements of earnings (loss). The Corporation does not currently hold any financial assets at FVTPL.

Equity instruments

The Corporation subsequently measures all equity instruments at fair value, except for equity instruments for which equity method accounting is applied. The classification of equity instruments depends on whether the Corporation has made an irrevocable election at the time of initial recognition to account for the equity instruments at FVOCI. There are two measurement categories into which the Corporation classifies its equity instruments:

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FVOCI: equity instruments are classified as FVOCI on an instrument-by-instrument basis when the conditions are met based on the nature of the instrument. Where the Corporation’s management makes an irrevocable election to present fair value gains and losses on equity instruments in other comprehensive income, there is no subsequent reclassification of fair value gains and losses to profit or loss upon the derecognition of those instruments. Dividends from such instruments continue to be recognized in profit or loss when the Corporation’s right to receive payment is established. The Corporation does not currently hold any equity instruments classified as FVOCI.

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FVTPL: equity instruments are classified as FVTPL if they are held for trading (they are acquired for the purpose of selling or repurchasing in the near term) or equity investments which the Corporation had not irrevocably elected to classify at FVOCI. Changes in the fair value of financial assets at FVTPL are recognized in the consolidated statements of earnings (loss). Equity in unquoted companies is classified as FVTPL.

Impairment of financial assets

At the end of each reporting period, the Corporation assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk. The impairment provision recorded in respect of debt instruments carried at amortized cost and FVOCI is determined at 12-months expected credit losses on the basis that the Corporation considers these instruments as low risk.

The Corporation applies the simplified approach permitted by IFRS 9 for trade receivables and other financial assets held at amortized cost, which requires expected lifetime losses to be recognized from initial recognition of the receivables. The forward-looking element in determining impairment for financial assets is derived from comparison of current and projected macroeconomic indicators covering primary markets in which the Corporation operates.

Financial Liabilities

Recognition and measurement

Financial liabilities are classified, at initial recognition, as either financial liabilities at FVTPL or other financial liabilities.

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FVTPL: Financial liabilities are classified as FVTPL if they are held for trading or are designated as FVTPL upon initial recognition if such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise or the financial liability is managed and its performance is evaluated on a fair value basis. Any gains or losses arising on re-measurement are recognized in the consolidated statements of earnings (loss). Derivative instruments and certain other level 3 liabilities (see note 26) are classified as FVTPL.

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Other financial liabilities: Financial liabilities, including borrowings, are initially measured at fair value, net of transaction costs. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. The effective interest method calculates the amortized cost of a financial liability and allocates interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability (or a shorter period where appropriate) to the net carrying amount on initial recognition. Long-term debt is classified within other financial liabilities and is measured at amortized cost.

Debt modifications

The Corporation may pursue amendments to its credit agreements based on, among other things, prevailing market conditions. Such amendments, when completed, are considered by the Corporation to be debt modifications. For debt repayable at par with nominal break costs, the Corporation elected to account for such debt modifications as equivalent to repayment at no cost of the original financial instrument and an origination of a new debt at market conditions. Resetting the debt to market conditions with the same lender has the same economic substance as extinguishing the original financial instrument and originating new debt with a third-party lender at market conditions. The transaction is accounted for as an extinguishment of the original debt instrument, which is derecognized and replaced by the amended debt instrument, with any unamortized costs or fees incurred on the original debt instrument recognized as part of the gain or loss on extinguishment.

For all other debt, the accounting treatment of debt modifications depends upon whether the modified terms are substantially different than the previous terms. The terms of an amended debt agreement are considered substantially different when either: (i) the discounted present value of the cash flows under the new terms, discounted using the original effective interest rate, are at least ten percent different from the discounted present value of the remaining cash flows of the original debt or (ii) management determines that other changes to the terms of the amended agreement, such as a change in the environment in which a floating interest rate is determined, are substantially different. If the modification is considered to be substantially different, the transaction is accounted for as an extinguishment of the original debt instrument, which is derecognized and replaced by the amended debt instrument, with any unamortized costs or fees incurred on the original debt instrument recognized as part of the gain or loss on extinguishment. If the modification is not considered to be substantially different, an adjustment to the carrying amount of the original debt instrument is recorded, which is calculated as the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate with the difference recognized in net financing charges on the consolidated statements of earnings (loss).

Transaction costs

Transaction costs that are directly attributable to the acquisition or issuance of financial assets and financial liabilities (other than financial assets and financial liabilities that are classified as FVTPL) are added to or deducted from, as applicable, the fair value of the financial instrument on initial recognition. These costs are expensed to financial expenses on the consolidated statements of earnings (loss) over the term of the related interest bearing financial asset or financial liability using the effective interest method. When a debt facility is retired by the Corporation, any remaining balance of related debt transaction costs is expensed to financial expenses in the period that the debt facility is retired. Transaction costs related to financial instruments at FVTPL are expensed when incurred.

Obligations of the Corporation to acquire its own shares or shares of a partially owned subsidiary

Where a contract contains an obligation of the Corporation to purchase its own equity instruments for cash or another financial asset, a financial liability for the present value of the redemption amount is recorded even if the contract itself is an equity instrument. Where a contract contains an obligation of the Corporation to purchase shares of a partially owned subsidiary, a financial liability for the present value of the redemption amount is recorded except where the contract can be settled by delivering a variable number of the Corporation’s own equity instruments. In such circumstances, a derivative instrument is recognized.

Changes in the measurement of the financial liability due to the unwinding of the discount or changes in the amount that the Corporation could be required to pay are recognized in net financing charges on the consolidated statements of earnings (loss). Where a derivative is recognized, changes in fair value are recognized in net financing charges on the consolidated statements of earnings (loss)

Derivatives

As permitted by IFRS 9, the Corporation continues to apply the hedge accounting requirements of IAS 39 rather than the new requirements of IFRS 9 and will comply with the annual hedge accounting disclosures as required by IFRS 7.

The Corporation uses derivative instruments for risk management purposes and does not use derivative instruments for speculative trading purposes (except for derivatives with respect to the Corporation’s Betting line of operations, which are transactions within the scope of IFRS 9 but reported as revenue as discussed above). All derivatives are recorded at fair value in the consolidated statements of financial position. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. For derivatives not designated as hedging instruments, the re-measurement of those derivatives each period is recognized in the consolidated statements of earnings (loss).

Derivatives may be embedded in other financial liabilities and non-financial instruments (i.e., the host instrument). Embedded derivatives are treated as separate derivatives when their economic characteristics and risks are not closely related to those of the host instrument, the terms of the embedded derivative are the same as those of a stand-alone derivative and the combined instrument (i.e., the embedded derivative plus the host instrument) is not held-for-trading or designated at fair value. These embedded derivatives are measured at fair value with subsequent changes recognized in the consolidated statements of earnings (loss).

A derivative embedded within a hybrid contract containing a financial asset host is not accounted for separately under IFRS 9. The financial asset host together with the embedded derivative is required to be classified in its entirety as a financial asset at FVTPL.

Hedge accounting

The Corporation designates certain derivatives as either:

•	hedges of a particular risk associated with the cash flows of recognized assets and liabilities and highly probable forecast transactions (cash flow hedges), or

•	hedges of a net investment in a foreign operation (net investment hedges).

At inception of the hedge relationship, the Corporation formally documents how the hedging relationship meets the hedge accounting criteria. It also records the economic relationship between the hedged item and the hedging instrument, including the nature of the risk, the risk management objective and strategy for undertaking the hedge and the method that will be used to assess the effectiveness of the hedging relationship at inception and on an ongoing basis.

Cash flow hedges

The Corporation uses derivatives for cash flow hedges. The effective portion of the change in fair value of the hedging instrument is recorded in other comprehensive income and accumulated in the cash flow hedging reserve, while the ineffective portion is recognized immediately in the consolidated statements of earnings (loss). Gains and losses on cash flow hedges accumulated in other comprehensive income (loss) are reclassified to the consolidated statements of earnings (loss) in the same period the hedged item affects the consolidated statements of earnings (loss). If the forecast transaction is no longer expected to occur, the hedge no longer meets the criteria for hedge accounting, the hedging instrument expires or is sold, terminated or exercised, or the designation is revoked, the hedge accounting is discontinued prospectively. If the forecast transaction is no longer expected to occur, then the amount accumulated in equity is reclassified to the consolidated statements of earnings (loss).

Net investment hedges

Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Any gain or loss on the hedging item relating to the effective portion of the hedge is recognized in other comprehensive income and accumulated under the heading cumulative translation adjustments reserve. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated statements of earnings (loss). Gains and losses accumulated in other comprehensive income are reclassified to the consolidated statements of earnings (loss) when the foreign operation is partially disposed of or sold.

Determination of fair value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the applicable measurement date. When measuring the fair value of an asset or a liability, the Corporation uses market observable data to the extent possible. If the fair value of an asset or a liability is not directly observable, it is estimated by the Corporation using valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs (e.g., by the use of the market comparable approach that reflects recent transaction prices for similar items, discounted cash flow analysis, or option pricing models refined to reflect the Corporation’s specific circumstances). Inputs used are consistent with the characteristics of the asset or liability that market participants would take into account.

For the Corporation’s financial instruments that are recognized in the consolidated statements of financial position at fair value, the fair value measurements are categorized based on the lowest level input that is significant to the fair value measurement in its entirety and the degree to which the inputs are observable. The significance levels are classified as follows in the fair value hierarchy:

Level 1 ‑ Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2 ‑ Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 ‑ Inputs for the asset or liability that are not based on observable market data.

Transfers between levels of the fair value hierarchy are recognized by the Corporation at the end of the reporting period during which the transfer occurred.

Cash and cash equivalents

Cash and cash equivalents comprise cash in hand, bank deposits and other short-term highly liquid investments with maturities of three months or less, which are generally used by the Corporation to meet short-term liquidity requirements.

Leases

The Corporation adopted IFRS 16 effective January 1, 2019. See note 4. In preparation for the first-time application of IFRS 16, the Corporation carried out an implementation project, which has shown that the new definition in IFRS 16 did not significantly change the scope of the Corporation’s contracts that meet the definition of a lease.

IFRS 16 introduces significant changes to lessee accounting by removing the distinction between operating and finance lease requirements and adding a requirement to recognize a right-of-use asset and a lease liability at the commencement of all leases except short-term leases and leases of low-value assets for which the election to recognize a lease expense on a straight-line basis has been applied. The requirements for lessor accounting have remained substantially unchanged. The Corporation applied IFRS 16 using the modified retrospective approach, with right-of-use assets being measured at an amount equal to the lease liability, adjusted for any amount of applicable prepaid or accrued lease payments recognized on the statement of financial position as at December 31, 2018. As a result, there was no restatement of the comparative period. IFRS 16 determines whether a contract contains a lease on the basis of whether the customer has the right to control the use of an identified asset for a period of time in exchange for applicable consideration.

The Corporation applied the following transitional-related elections available upon transition to IFRS 16:

•	Hindsight in the determination of right-of-use assets and lease liabilities on transition;

•
Reliance on the assessment of whether leases are onerous by applying IAS 37, Provisions, Contingent Liabilities and Contingent Assets immediately before the date of initial application as an alternative to performing an impairment review;

•	Exclusion of initial direct costs from the measurement of right-of-use assets on transition; and

•	No recognition of right-of-use assets and lease liabilities for leases expiring within 12 months of adoption of IFRS 16.

The Corporation as a Lessee

The Corporation assesses whether a contract is or contains a lease at the inception of the applicable contract. IFRS 16 changes how the Corporation accounts for leases that it otherwise would have previously classified as operating leases under IAS 17, Leases (“IAS 17”). Under IFRS 16, for all leases except as noted above, the Corporation:

a)	Recognizes a right-of-use asset and a lease liability in the consolidated statement of financial position, initially measured at the present value of future lease payments;

b)
Recognizes depreciation of right-of-use assets and interest on lease liabilities in the consolidated statement of profit or loss as part of general and administrative expense and other interest expense within net financing charges, respectively; and

c)
Separates the total amount of cash payments in relation to lease liabilities into a principal portion and interest (each presented within financing activities) in the consolidated statement of cash flows.

Lease incentives are recognized as part of the measurement of right-of-use assets and as part of lease liabilities, except if received prior to lease commencement, while under IAS 17 they resulted in the recognition of a lease incentive liability and were amortized as a reduction of rental expense on a straight-line basis.

Under IFRS 16, right-of-use assets are tested for impairment in accordance with IAS 36, Impairment of Assets (“IAS 36”), which replaces the previous requirement to recognize a provision for onerous lease contracts.

For short-term leases (lease term of 12 months or less) and leases of low-value assets, such as personal computers and office furniture, the Corporation has opted to recognize a lease expense on a straight-line basis as permitted by IFRS 16.

The lease liability is initially measured at the present value of the future lease payments, discounted by using the interest rate implicit in the lease. If this rate cannot be readily determined, the Corporation uses its incremental borrowing rate at the lease commencement date. The Corporation subsequently measures the lease liability by increasing the carrying amount to reflect interest on the lease liability and by reducing the carrying amount to reflect the lease payments made.

Lease payments included in the measurement of the lease liability include:

•	Fixed lease payments (including in-substance fixed payments), less any lease incentives;

•	Variable lease payments that depend on an index or rate initially measured using the index or rate at the commencement date;

•	Amount expected to be payable by the lessee under residual value guarantees;

•	The exercise price of purchase options if the lessee is reasonably certain to exercise the options; and

•	Payments of penalties for terminating the lease if the lease includes an option to terminate the lease.

The Corporation remeasures the lease liability and makes a corresponding adjustment to the related right-of-use asset whenever:

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The lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate;

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The lease payments change due to changes in an index or rate or change in expected payment under a guaranteed residual value, in which case the lease liability is remeasured by discounting the revised lease payments using the initial discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used); or

•
A lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement of the lease, and any initial costs. They are then subsequently measured at cost less accumulated depreciation and impairment losses. Right-of-use assets are depreciated over the shorter of the lease term and the useful life of the underlying asset.

Variable rents that do not depend on an index or rate are not included in the measurement of the lease liability or right-of-use asset. The related payments are recognized as an expense in the period in which the event or condition that triggers such payments occurs.

As a practical expedient, IFRS 16 permits a lessee to account for any lease and associated non-lease components as a single arrangement instead of separating the non-lease components. The Corporation has applied this practical expedient.
The Corporation as a Lessor

The Corporation does not currently have any material contracts where the Corporation acts as a lessor.

Leases prior to January 1, 2019 under IAS 17

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases. The Corporation assessed all its leases to be operating leases.

The Corporation as lessor

Rental income from operating leases is recognized on a straight-line basis over the term of the relevant lease. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized on a straight-line basis over the lease term.
The Corporation as lessee

Rents payable under operating leases are recognized as an expense on a straight-line basis over the term of the relevant lease except where another more systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. Contingent rentals arising under operating leases are recognized as an expense in the period in which they are incurred.

In the event that lease incentives are received to enter into operating leases, such incentives are recognized as a liability. The aggregate benefit of any such incentive is recognized as a reduction of rental expense on a straight-line basis over the lease term, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed.

Prepaid Expenses and Deposits

Prepaid expenses and deposits consist of amounts paid in advance or deposits made for which the Corporation will receive goods or services.

Property and Equipment

Property and equipment that have finite lives are recorded at cost less accumulated depreciation and impairment losses. Depreciation is expensed from the month the particular asset is available for use, over the estimated useful life of such asset at the following rates, which in each case are intended to reduce the carrying value of the asset to the estimated residual value:

Furniture and fixtures	Straight-line	4-10 years
Computer equipment	Straight-line	2-5 years
Building	Straight-line	25 years
Right of use assets	Straight-line	1-10 years (Shorter of term of lease and useful life of the asset)

Intangible Assets

Intangible assets that have finite lives are recorded at cost less accumulated amortization and impairment losses. Amortization is expensed from the month the particular asset is available for use, over the estimated useful life of such asset at the following rates, which in each case are intended to reduce the carrying value of the asset to the estimated residual value:

Software technology (including deferred development costs)	Straight-line	4-5 years
Software technology (Defensive intangible asset)	Straight-line	2 years
Customer relationships	Straight-line	15 years
Brands (licensed)	Straight-line	22 years
Brands	N/A	Indefinite useful life
Other intangibles	Straight-line	3-25 years

The amortization method, useful life and residual values are assessed annually and the assets are tested for impairment, whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Upon retirement or disposal, the cost of the asset disposed of and the related accumulated amortization are removed from the consolidated statements of financial position and any gain or loss is reflected in the consolidated statements of earnings (loss). Expenditures for repairs and maintenance are expensed as incurred.

The Corporation determined that its owned brands have indefinite useful lives as they have no foreseeable limit to the period over which such assets are expected to contribute to the Corporation’s cash flows. In addition, the Corporation expects to continue to support its brands with ongoing marketing efforts.

The Corporation tests its owned brands for impairment at least annually, or more frequently if circumstances such as significant declines in expected sales, net earnings or cash flows indicate that the cash-generating units (“CGUs”) to which such brands relate might be impaired.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business acquisition. After initial recognition, goodwill is measured at cost less any accumulated impairment losses.

Goodwill is tested for impairment at least annually, or more frequently if circumstances such as significant declines in expected sales, net earnings or cash flows indicate that that the CGUs or group of CGUs to which goodwill is allocated might be impaired. The Corporation monitors and tests goodwill for impairment at the operating segment level.

Research and Development

Research and development costs are expensed except in cases where development costs meet certain identifiable criteria for deferral. Deferred development costs, which have probable future economic benefits, can be clearly defined and measured, and are incurred for the development of new products or technologies, are capitalized. These development costs, net of related research and development investment tax credits, are not amortized until the products or technologies are commercialized or when the asset is available for use, at which time they are amortized over the estimated life of the commercial production of such products or technologies.

The amortization method and the life of the commercial production are assessed annually and the assets are tested for impairment whenever an indication exists that an asset might be impaired.

The Corporation claims research and development investment tax credits as a result of incurring scientific research and experimental development expenditures. Research and development investment tax credits are recognized when the related expenditures are incurred and there is reasonable assurance of their realization. Investment tax credits are accounted for by the cost reduction method whereby the amounts of tax credits are applied as a reduction of the expense or deferred development costs.

Investments

Investments are stated at the lower of cost and fair market value. Cost is determined on a weighted average basis at a consolidated level.

Investments in Associates

An associate is an entity over which the Corporation has significant influence and that is neither a subsidiary nor an interest in a joint venture. Significant influence is the power to participate in the financial and operating policy decisions of the associate but is not the control or joint control over those policy decisions.

The results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting, except when the investment is classified as held for sale, in which case it is accounted for in accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations.

Under the equity method, an investment in an associate is initially recognized in the consolidated statements of financial position at cost and adjusted thereafter to recognize the Corporation’s share of the profit or loss and other comprehensive income of the associate. When the Corporation’s share of losses of an associate exceeds the Corporation’s interest in that associate (which includes any long-term interests that, in substance, form part of the Corporation’s net investment in the associate), the Corporation discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Corporation has incurred legal or constructive obligations or made payments on behalf of the associate.

An investment in an associate is accounted for using the equity method from the date on which the investee becomes an associate.  On acquisition of the investment in an associate, any excess of the cost of the investment over the Corporation’s share of the net fair value of the identifiable assets and liabilities of the associate is recognized as goodwill, which is included within the carrying amount of the investment. Any excess of the Corporation’s share of the net fair value of the identifiable assets and liabilities over the cost of the investment, after reassessment, is recognized immediately in the consolidated statements of earnings (loss) in the period in which the investment is acquired.

The requirements of IAS 36, are applied to determine whether it is necessary to recognize any impairment loss with respect to the Corporation’s investment in an associate. When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs of disposal) with its carrying amount, any impairment loss recognized forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognized to the extent that the recoverable amount of the investment subsequently increases.

Impairment of Non-Current Assets

Management assesses, at the end of the reporting period, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Corporation estimates the asset’s recoverable amount. An asset’s or CGU’s recoverable amount is the higher of the asset’s or CGU’s fair value less costs of disposal and its value in use. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.
In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

The Corporation bases its impairment calculation on detailed budgets and forecast calculations, which are prepared for the Corporation’s assets or CGU to which such assets are allocated. These budgets and forecast calculations generally cover a period of three to five years. A long-term growth rate is calculated and applied to project future cash flows after the final year included in the forecast.

Impairment losses of continuing operations are recognized in the consolidated statements of earnings (loss) in expense categories consistent with the function of the impaired asset. An impairment loss recognized for goodwill may not be reversed. At the end of the reporting period, the Corporation assesses if there is an indication that impairment losses recognized in previous periods for other assets have decreased or no longer exist. Where an impairment loss is subsequently reversed, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount provided that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized in prior years. A reversal of an impairment loss is recognized immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the reversal of the impairment loss is treated as a revaluation increase.

Taxation

Income tax expense represents the sum of current and deferred taxes. Current and deferred taxes are recognized in the consolidated statements of earnings (loss), except to the extent they relate to items recognized in the consolidated statements of comprehensive income (loss) or directly in the consolidated statements of changes in equity.

Current tax

Current tax payable is based on taxable income for the year. Taxable income differs from earnings as reported in the consolidated statements of earnings (loss) because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Corporation’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the particular reporting period.

The Corporation adopted IFRIC 23 effective January 1, 2019. See note 4. Where uncertain tax treatments exist, the Corporation assesses whether it is probable that a tax authority will accept the uncertain tax treatment applied or proposed to be applied in its income tax filings. The Corporation assesses for each uncertain tax treatment whether it should be considered independently or whether some tax treatments should be considered together based on what the Corporation believes provides a better prediction of the resolution of the uncertainty. The Corporation considers whether it is probable that the relevant authority will accept each uncertain tax treatment, or group of uncertain tax treatments, assuming that the taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so. The adoption of the interpretation did not have a material impact on the consolidated financial statements.
Deferred tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the Corporation’s consolidated financial statements and the corresponding tax bases used in the computation of taxable income. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable income will be available against which those deductible temporary differences can be utilized, or where the legislation grants the ability for the deferred tax asset to be recognized against existing taxable temporary differences. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable income nor the accounting earnings.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments and interests in subsidiaries and associates, except where the Corporation is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable income against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future, or where the legislation permits, the reversal of existing taxable temporary differences is sufficient to support the realization of the deferred tax asset.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of any such asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset is realized, in each case based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Corporation expects, at the end of the particular reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Corporation intends to settle its current tax assets and liabilities on a net basis. Deferred tax assets and liabilities are not discounted. Current and deferred tax are recognized in the consolidated statements of earnings (loss), except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity, respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

IFRS 2, Share-based Payment (“IFRS 2”)

The Corporation maintains an equity-based long-term incentive award program to align interests of its management team with those of its shareholders (“Shareholders”) by focusing the management team on long-term objectives over a multi-year period, with the value of the award fluctuating based on stock price appreciation. The Corporation has two equity-based award plans and accounts for grants under these plans in accordance with the fair value-based method of accounting for stock-based compensation for the applicable period. The Corporation currently makes its equity grants under its Equity Incentive Plan dated June 22, 2015, as amended from time to time (the “2015 Equity Incentive Plan”), which provides for grants of stock options (“Options”), restricted share units (“RSU”), deferred share units (“DSU”), performance share units (“PSU”), and other Common Share-based awards as the Board may determine. Prior to the Corporation’s 2015 annual shareholder meeting (the “2015 Annual Meeting”), equity-based awards were granted solely under the Corporation’s 2010 stock option plan, as amended from time to time (the “2010 Stock Option Plan” and together with the 2015 Equity Incentive Plan, the “Plans”) and consisted only of Options. The Corporation no longer grants Options under the 2010 Stock Option Plan, but it remains in effect only to govern the terms of outstanding Options granted prior to the initial adoption of the 2015 Equity Incentive Plan.

The Corporation’s current long-term incentive program for its management team includes a regular grant program that is comprised of PSUs and RSUs. The RSUs are subject to service vesting conditions and the PSUs are subject to service, market and non-market vesting conditions. The Corporation also offers DSUs and RSUs for members of its Board.

Non-employee equity-settled share-based payments are measured at the fair value of the goods and services received, except where that fair value cannot be estimated reliably. If the fair value cannot be measured reliably, non-employee equity-settled share-based payments are measured at the fair value of the equity instrument granted as measured at the date the entity obtains the goods or the counterparty renders the service. Stock-based compensation expense is recognized over the contract life of the options or the option settlement date, whichever is earlier.

For share-based payment transactions that may be settled in cash on the occurrence of a contingent event which is in the control of neither the Corporation nor the counterparty to the payment (“contingently cash-settled share-based payments”), the Corporation applies the “probable” approach. Under this approach, the share-based payment is classified as either cash-settled or equity-settled in its entirety depending on which outcome is probable at each reporting date. Any change in the probable method of settlement is treated as a change in accounting estimate, with the cumulative expense updated to reflect the appropriate charge for the method of settlement now considered probable.

Stock Options

Compensation expense for equity-settled stock options awarded to participants under the Plans is measured at the fair value at the grant date using the Black-Scholes-Merton valuation model and is recognized using the graded vesting method over the vesting period of the options granted. Stock-based compensation expense recognized is adjusted to reflect the number of options that have been estimated by management for which conditions attaching to service will be fulfilled as of the grant date until the vesting date so that the recognized expense corresponds to the options that have vested. Stock-based compensation expense is recorded in the equity reserve when the expense is recognized in the consolidated statements of earnings (loss). When options are exercised, any consideration received from participants as well as the related compensation cost recorded within the equity reserve are credited to share capital.

Restricted Share Units

An RSU is a unit equivalent in value to a Common Share that entitles the holder to receive Common Shares after a specified vesting period determined by the Plan Administrator of the 2015 Equity Incentive Plan (the “Plan Administrator”), in its sole discretion. Upon settlement, holders will receive one fully paid Common Share in respect of each vested RSU. Generally, the RSUs vest in equal annual installments over a three or four-year period (graded vesting method), and subject to continued employment through each vesting date.

Performance Share Units

A PSU is a unit equivalent in value to a Common Share that entitles the holder to receive Common Shares based on the achievement of performance goals established by the Plan Administrator, including in consultation with management, over a performance period. Generally, the PSUs vest on the third anniversary of the date of the grant (cliff vesting), and based on a weighted mix of revenue and Adjusted EBITDA targets of the Corporation for the applicable three-year performance period as well as the individual remaining employed by, or continuing to provide services to, the Corporation. The grantee is eligible for additional PSUs (the “Additional PSUs”) up to 50% of the PSUs granted on the grant date, subject to an additional total shareholder return condition (the “TSR Condition”), and to the extent the other service and performance conditions are met. The Additional PSUs have service, non-market and market (i.e., the TSR Condition) vesting conditions, all of which must be satisfied to vest.

Upon settlement, holders will receive fully paid Common Shares in proportion to the number of vested PSUs held and the level of performance achieved. Any unearned PSUs will be forfeited.

Deferred Share Units

The Corporation offers DSU grants to the members of the Board. Upon settlement, holders will receive one fully paid Common Share in respect of each vested DSU. The Corporation recognizes services received in a share-based payment transaction as an expense over the requisite service period and recognizes a corresponding increase in equity as the services are received. DSUs vest immediately or over either a one-, two- or three-year period. The grant date is the date on which the Corporation and the Board have a shared understanding of all the terms and conditions of the arrangement. If the grant date occurs after the service commencement date, then the Corporation estimates the grant-date fair value of the DSUs for the purpose of recognizing the expense from the service commencement date until the accounting grant date. All grants are subject to forfeiture if the director ceases to serve as a director prior to vesting and vested DSUs can only be settled at such time.

With respect to RSUs, PSUs and DSUs, the Corporation doesn’t currently expect to pay any dividends during the vesting period. Therefore, the fair market value of an RSU, PSU or DSU is equal to the market price of the underlying Common Share at the grant date. On the grant date, the fair value of the awards is measured using the higher of the closing stock price on the TSX or Nasdaq. The fair market value of the Additional PSUs is determined using a simulation based valuation to reflect the probability of the market condition being met. The service and non-market conditions do not affect the fair value of the awards at grant date. Market conditions are reflected as an adjustment (discount) to the initial estimate of fair value at grant date of the instrument to be received and there is no true-up for differences between estimated and actual vesting due to market conditions.

Share-based compensation expense is recognized over the vesting period in the consolidated statements of earnings (loss) with a corresponding increase to the equity reserve. Once the awards vest and are settled with the counterparty, the related amount recorded within the equity reserves is credited to share capital.
Dividend Equivalents

RSUs, PSUs and DSUs may be credited with dividend equivalents in the form of additional RSUs, PSUs, DSUs and other share-based awards, as applicable. Dividend equivalents shall vest in proportion to the awards to which they relate. Such dividend equivalents shall be computed by dividing: (i) the amount obtained by multiplying the amount of the dividend declared and paid per Common Share by the number of RSUs, PSUs, DSUs or other share-based awards, as applicable, held by the participant on the record date for the payment of such dividend, by (ii) the highest closing price of the Common Shares on any stock exchange on which the Common Shares are then listed on the date of grant, at the close of the first business day immediately following the dividend record date.

Provisions

Provisions represent liabilities of the Corporation for which the amount or timing of payment is uncertain. Provisions are recognized when the Corporation has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are measured at the present value of the expected expenditures required to settle the obligation using a discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in provisions due to the passage of time is recognized in interest accretion within net financing charges on the consolidated statements of earnings (loss).

Contingent liabilities

Contingent liabilities are possible obligations the existence of which will be confirmed by uncertain future events that are not wholly within the control of the entity. Contingent liabilities also include obligations that are not recognized because their amount cannot be measured reliably or because settlement is not probable. A contingent liability is not recognized in the consolidated statements of financial position. However, unless the possibility of an outflow of economic resources is remote, a contingent liability is disclosed in the notes.

Translation of Foreign Operations and Foreign Currency Transactions

Functional and presentation currency

IFRS requires entities to consider primary and secondary indicators when determining functional currency. Primary indicators are closely linked to the primary economic environment in which the entity operates and are given more weight. Secondary indicators provide supporting evidence to determine an entity’s functional currency. Once the functional currency of an entity is determined, it should be used consistently, unless significant changes in economic factors, events and conditions indicate that the functional currency has changed.

A change in functional currency is accounted for prospectively from the date of the change by translating all items into the new functional currency using the exchange rate at the date of the change.

Based on an analysis of the primary and secondary indicators, the Corporation has determined its and its subsidiaries’ functional currencies. The Corporation’s functional currency is Canadian dollars. The Corporation’s consolidated financial statements are presented in U.S. dollars.

Transactions and balances

Foreign currency transactions are translated into the applicable functional currency using the exchange rates prevailing on the dates of the transactions or valuation where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized within general and administrative expenses.

Group companies

The results and financial position of the Corporation’s subsidiaries that have a functional currency different from the Corporation’s presentation currency are translated into the presentation currency as follows:

(i)	assets and liabilities for each statement of financial position presented are translated at the closing exchange rate on the date of that statement of financial position;

(ii)
income and expenses for each statement of net earnings (loss) and statement of other comprehensive income (loss) are translated at the rates of exchange prevailing on the dates of the transactions; and

(iii)	all resulting exchange rate differences are recognized in other comprehensive income (loss) and are transferred to net earnings (loss) upon the sale or disposition of subsidiaries.

Business Combinations

Business combinations are accounted for using the acquisition method. Under this method, the identifiable assets acquired and liabilities assumed, including contingent liabilities, are recognized in the consolidated statements of financial position at their respective fair values. Goodwill is recorded based on the excess of the fair value of the consideration transferred over the fair value of the Corporation’s interest in the acquiree’s net identifiable assets on the date of the acquisition. Any excess of the identifiable net assets over the consideration transferred is immediately recognized in the consolidated statements of earnings (loss).

The consideration transferred by the Corporation to acquire control of an entity is calculated as the sum of the acquisition-date fair values of the assets transferred, liabilities incurred and equity interests issued by the Corporation, including the fair value of all the assets and liabilities resulting from a deferred contingent payment arrangement. Acquisition-related costs are expensed as incurred.

Operating Segments

Segments are reported in a manner consistent with the internal reporting provided to the Corporation’s Chief Operating Decision Maker (“CODM”). The Corporation’s CODM consists of its Chief Executive Officer and Chief Financial Officer, as this group is responsible for allocating resources to, and assessing the performance of, the operating segments of the Corporation.

Key sources of estimation uncertainty

Determining the carrying amounts of some assets and liabilities requires estimation of the effects of uncertain future events on those assets and liabilities at the end of the reporting period. The following discussion sets forth key sources of estimation uncertainty at the end of the reporting period that management believes have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

Goodwill impairment

At least annually, the Corporation tests whether goodwill is subject to any impairment in accordance with the applicable accounting policy set forth above. The Corporation completed its annual goodwill impairment testing as at December 31, 2019.

Estimation uncertainty exists in the determination of goodwill impairment, which is based on the recoverable amount for any cash generating units (“CGUs”) or group of CGUs. The recoverable amount for any CGU or group of CGUs is determined based on the higher of (i) fair value less costs to sell and (ii) value in use. Both valuation approaches require management to make estimates about the future. Goodwill impairment exists when the carrying value of a CGU or group of CGUs exceeds its recoverable amount. Estimates used in determining the recoverable amount include but are not limited to expected cash flows, growth rates, capital expenditures and discount rates. If in the next financial year there is a significant decline in the performance of a CGU or group of CGUs, a significant change in regulation impacting the Corporation’s operations, or a combination of changes to the key assumptions disclosed in note 11, this could result in an impairment loss.

Uncertain tax treatments

Determining the Corporation’s income tax and its provisions for income taxes involves a significant degree of estimation and judgment, particularly in respect of open tax returns relating to prior years where the liabilities remain to be agreed with the local tax authorities. The Corporation is also subject to tax audits and has a number of open tax inquiries covering corporate tax matters. As a result, it has recognized a number of provisions against uncertain tax positions that are recognized based on management’s best estimate of the outcome after taking into consideration all available evidence, and where appropriate, after taking external advice. This includes the reassessment from the Canadian tax authorities relating to transfer pricing, where a provision for the full amount of the reassessments received was booked during the year ended December 31, 2017 and discussions with the Canadian tax authorities are continuing to date through the usual appeals process. See note 9. The tax provisions recorded in the Corporation’s consolidated financial statements in respect of prior years relate to intercompany trading and financing arrangements entered into in the normal course of business and tax audits that are currently in progress with fiscal authorities. Due to the uncertainty associated with such tax items it is possible that at a future date, on resolution of the open tax matters, the final outcome may vary significantly and there is the potential for a material adjustment to the carrying amounts of the liability recorded as a result of this estimation uncertainty.

Valuation of embedded derivatives

The Senior Notes (as defined below) include certain embedded features allowing the Corporation to redeem the Senior Notes or allowing the holders to require a redemption of the Senior Notes. As previously disclosed, these features were bifurcated from the carrying value of the Senior Notes. Management used estimates, including an implied credit spread of 1.9% as at December 31, 2019 (December 31, 2018 - 4.6%), in determining the fair value of the Embedded Derivative (as defined below). The implied credit spread represents management’s estimate of the Corporation’s creditworthiness as implied by the market value of the Senior Notes. See notes 17, 19 and 26. During the year end December 31, 2019, the Corporation recorded a gain of $98.3 million through Net financing charges in relation to the re-measurement of the Embedded Derivative, of which $48.1 million of the gain was recorded in the fourth quarter of 2019.

Critical accounting judgments

The preparation of the Corporation’s consolidated financial statements requires management to exercise its judgment in applying the Corporation’s accounting policies. Judgments are continuously evaluated and are based on historical experience, general economic conditions, and trends and other factors, including expectations of future events.

The following discussion sets forth for the year ended December 31, 2019 what management believes to be the most significant judgments in applying the Corporation’s accounting policies.

Contingent liabilities

The Corporation reviews its legal proceedings following developments in the same at each balance sheet date, considering, among other things: the nature of the litigation, claim or assessment; the legal processes and potential level of damages in the jurisdiction in which the litigation, claim or assessment has been brought; the progress of the case (including progress after the date of the consolidated financial statements but before those statements are issued); the opinions or views of legal counsel and other advisors; experience of similar cases; and any decision of the Corporation’s management as to how it will respond to the litigation, claim or assessment. The Corporation assesses the probability of an outflow of resources to settle the alleged obligation as well as if the outflow can be reliably measured. If these conditions are not met, no provision will be recorded and the relevant facts will be disclosed as a contingent liability. To the extent that the Corporation’s assessments at any time do not reflect subsequent developments or the eventual outcome of any claim, its future consolidated financial statements may be materially affected, with a favorable or adverse impact on the Corporation’s business, financial condition or results of operations. See note 28.

Determination of lease term

The Corporation’s lease portfolio includes contracts with extension and termination options. These terms are used to maximize operational flexibility with respect to managing such contracts.

In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).

The Corporation reviews the applicable assessment if a significant event or a significant change in circumstances occurs which affects the assessment and that is within the control of the lessee. If the Corporation exercises an extension option (or elects not to exercise a termination option) that was not included in the lease term, this would result in an increase to the right of use asset and lease liability. As at December 31, 2019, the weighted average remaining life of the Corporation’s leases is 4.2 years.

FOX equity option

On May 8, 2019, the Corporation and FOX Sports (“FOX Sports”), a unit of Fox Corporation (Nasdaq: FOXA, FOX) (“FOX”), announced plans to launch FOX Bet, the first-of-its kind national media and sports wagering partnership in the United States and entered into a commercial agreement of up to 25 years. As part of the transaction, FOX Sports will receive certain brand license, integration and affiliate fees. In addition, during the term of the commercial agreement, the Corporation has agreed to a minimum annual advertising commitment on certain FOX media assets. Prior to the tenth anniversary of the commercial agreement, and subject to certain conditions and applicable gaming regulatory approvals, FOX Sports has the right to acquire up to a 50% equity stake in the Corporation’s U.S. business. In accordance with IFRS 2, based on the judgment of the Corporation's management, this right granted to FOX Sports is considered a contingently cash-settled share-based payment because FOX Sports, subject to receiving regulatory approvals and meeting certain other conditions, has discretion to exercise the right During the year ended December 31, 2019, the Corporation recorded $0.1 million to cost of sales and $7.6 million to sales and marketing expense in relation to the commercial agreement.

Management has made certain judgments in the recognition and measurement of liabilities in relation to this commercial agreement and associated right of FOX Sports to acquire equity, including its judgment as to the probable method of settlement. The right has been valued using a discounted cash flow model and as it represents a contingently cash-settled share-based payment, will be recorded at fair value each reporting period.

Combination with Flutter Entertainment Plc

On October 2, 2019, the Corporation reached an agreement on the terms of an all-share combination recommended by the Board to be implemented through an acquisition of The Stars Group by Flutter pursuant to a plan of arrangement under the OBCA (see note 31) for additional information. Management has prepared its consolidated financial statements without giving effect to the potential impacts a combination with Flutter would have on the Corporation’s existing accounting treatments. This includes, but is not limited to, such judgments related to (i) the forecasted cash flows associated with the Corporation’s long-term debt and the related impact on its hedge accounting conclusions, and (ii) the expected period of vesting and change in control implications in relation to the Corporation’s long-term incentive program.

The completion of the Combination (as defined below) is currently intended to occur during the second or third quarter of 2020, subject to, among other things, shareholder, court and applicable regulatory approvals.